UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: JUNE 30, 2015 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Brandywine Fund Schedule of Portfolio Investments (unaudited) June 30, 2015

Shares		Cost	Value
Common Stocks - 96.7%
Consumer Discretionary
	Apparel Retail - 3.3%
594,125	American Eagle Outfitters, Inc.	$8,379,712	$10,230,833
324,319	Finish Line, Inc., The, Class A	8,459,181	9,022,555
130,910	The TJX Cos., Inc.	7,803,810	8,662,315
	Apparel, Accessories & Luxury Goods - 1.6%
200,560	VF Corp.	7,710,789	13,987,054
	Broadcasting - 1.3%
199,280	CBS Corp., Class B	12,367,828	11,060,040
	Cable & Satellite - 2.0%
277,935	Comcast Corp., Class A	14,404,856	16,715,011
	Consumer Electronics - 1.3%
215,165	GoPro, Inc., Class A*	12,411,173	11,343,499
	Footwear - 2.1%
26,720	NIKE, Inc., Class B	1,982,274	2,886,294
138,150	Skechers U.S.A., Inc., Class A*	6,988,552	15,167,488
	General Merchandise Stores - 3.6%
130,370	Big Lots, Inc.	5,915,290	5,865,346
162,610	Dollar General Corp.	10,986,844	12,641,301
146,515	Target Corp.	11,916,010	11,960,019
	Home Furnishing Retail - 1.5%
132,365	Restoration Hardware Holdings, Inc.*	11,908,624	12,922,795
	Hotels, Resorts & Cruise Lines - 2.5%
261,215	Diamond Resorts International, Inc.*	8,802,947	8,241,333
463,365	Hilton Worldwide Holdings, Inc.*	12,983,017	12,765,706
	Household Appliances - 1.3%
111,810	Helen of Troy, Ltd.*	8,529,249	10,900,357
	Internet Retail - 3.3%
33,000	Amazon.com, Inc.*	12,842,854	14,324,970
11,896	The Priceline Group, Inc.*	13,929,870	13,696,698
	Movies & Entertainment - 3.6%
312,555	IMAX Corp.*	11,760,672	12,586,590
106,810	Regal Entertainment Group, Class A1	2,257,947	2,233,397
133,605	The Walt Disney Co.	12,399,876	15,249,675
	Restaurants - 1.2%
170,605	Bojangles’, Inc.*	4,244,203	4,070,635
29,105	Jack in the Box, Inc.	2,559,959	2,565,897
110,465	Sonic Corp.	2,335,193	3,181,392
	Specialty Stores - 0.3%
92,865	MarineMax, Inc.*	2,194,233	2,183,256

Total Consumer Discretionary		216,074,963	244,464,456
	This sector is 13.1% above your Fund’s cost.

Consumer Staples
	Agricultural Products - 1.4%
785,200	Darling Ingredients, Inc.*	12,340,053	11,511,032

Shares		Cost	Value
	Packaged Foods & Meats - 1.0%
269,435	Diamond Foods, Inc.*	$8,722,378	$8,454,870

Total Consumer Staples		21,062,431	19,965,902
	This sector is 5.2% below your Fund’s cost.

Financials
	Hotel & Resort REITs - 1.2%
230,725	Pebblebrook Hotel Trust	8,681,742	9,893,488
	Property & Casualty Insurance - 1.2%
279,320	FNF Group	10,257,915	10,332,047
	Specialized Finance - 1.5%
137,535	CME Group, Inc.	12,922,783	12,799,007

Total Financials		31,862,440	33,024,542
	This sector is 3.6% above your Fund’s cost.

Health Care
	Biotechnology - 3.4%
102,590	Celgene Corp.*	2,661,610	11,873,254
146,025	Gilead Sciences, Inc.	15,284,659	17,096,607
	Health Care Equipment - 4.0%
266,995	Abbott Laboratories	12,962,594	13,104,115
713,575	Boston Scientific Corp.*	12,650,222	12,630,277
167,960	NuVasive, Inc.*	5,917,427	7,957,945
	Health Care Facilities - 2.8%
136,840	Acadia Healthcare Co., Inc.*	9,364,321	10,718,677
233,460	VCA, Inc.*	11,924,132	12,701,391
	Health Care Services - 0.8%
35,155	Cross Country Healthcare, Inc.*	404,951	445,765
138,725	Diplomat Pharmacy, Inc.*	2,109,657	6,207,944
4,980	Teladoc, Inc.*	94,620	94,620
	Health Care Technology - 1.8%
124,395	Cerner Corp.*	7,243,362	8,590,719
9,700	Connecture, Inc.*	77,600	102,432
215,030	HealthStream, Inc.*	5,901,165	6,541,213
	Life Sciences Tools & Services - 1.4%
93,570	Thermo Fisher Scientific, Inc.	12,353,590	12,141,643
	Managed Health Care - 1.3%
91,780	UnitedHealth Group, Inc.	7,086,243	11,197,160
	Pharmaceuticals - 1.5%
373,160	Pfizer, Inc.	12,844,023	12,512,055

Total Health Care		118,880,176	143,915,817
	This sector is 21.1% above your Fund’s cost.

Industrials
	Aerospace & Defense - 2.0%
314,125	Spirit AeroSystems Holdings, Inc., Class A*	12,129,505	17,311,429

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Industrials (continued)
	Air Freight & Logistics - 0.5%
92,329	XPO Logistics, Inc.*	$2,473,741	$4,171,424
	Airlines - 1.6%
323,180	Delta Air Lines, Inc.	14,954,784	13,276,234
	Building Products - 0.6%
95,355	Universal Forest Products, Inc.	5,077,687	4,961,321
	Construction & Engineering - 1.3%
312,415	MasTec, Inc.*	5,923,596	6,207,686
158,810	Quanta Services, Inc.*	4,665,028	4,576,904
	Construction Machinery & Heavy Trucks - 1.3%
117,980	Wabtec Corp.	3,185,758	11,118,435
	Diversified Support Services - 1.5%
342,445	KAR Auction Services, Inc.	10,577,836	12,807,443
	Research & Consulting Services - 0.4%
70,625	The Advisory Board Co.*	3,649,438	3,861,069

Total Industrials		62,637,373	78,291,945
	This sector is 25.0% above your Fund’s cost.

Information Technology
	Application Software - 4.9%
145,500	Callidus Software, Inc.*	1,891,500	2,266,890
263,370	Guidewire Software, Inc.*	13,586,062	13,940,174
152,655	Salesforce.com, Inc.*	10,329,496	10,629,368
321,070	Synchronoss Technologies, Inc.*	11,166,656	14,682,531
	Communications Equipment - 4.4%
522,105	Ciena Corp.*	12,709,575	12,363,446
901,745	Infinera Corp.*	11,244,122	18,919,005
591,640	Ruckus Wireless, Inc.*	6,404,271	6,117,558
	Data Processing & Outsourced Services - 1.0%
273,930	Black Knight Financial Services, Inc., Class A*	7,101,249	8,456,219
	Electronic Equipment & Instruments - 0.1%
9,960	Fitbit, Inc.*	251,243	380,771
	Internet Software & Services - 3.5%
211,145	Facebook, Inc., Class A*	14,208,141	18,108,851
175,960	LogMeln, Inc.*	8,071,281	11,347,660
	IT Consulting & Other Services - 3.5%
299,150	Cognizant Technology Solutions Corp., Class A*	15,543,766	18,275,074
194,955	Luxoft Holding, Inc.*	7,376,282	11,024,705
	Semiconductors - 7.5%
1,271,425	Atmel Corp.	12,953,188	12,529,893
117,415	Avago Technologies, Ltd.	9,856,677	15,607,976
371,920	Maxim Integrated Products, Inc.	12,235,999	12,859,134
90,234	Microsemi Corp.*	2,286,672	3,153,678
105,407	Qorvo, Inc.*	4,008,038	8,461,020
309,795	Silicon Motion Technology Corp. ADR	8,291,252	10,722,005

Shares		Cost	Value
	Systems Software - 1.5%
163,805	Check Point Software Technologies, Ltd.*	$13,026,845	$13,030,688
	Technology Hardware, Storage & Peripherals - 5.3%
358,468	Apple, Inc.	34,431,069	44,960,849
Total Information Technology		216,973,384	267,837,495
	This sector is 23.4% above your Fund’s cost.

Materials
	Construction Materials - 2.0%
357,628	Headwaters, Inc.*	6,551,488	6,515,982
118,205	Vulcan Materials Co.	9,813,112	9,920,946
	Diversified Metals & Mining - 0.3%
153,180	Globe Specialty Metals, Inc.	2,750,974	2,711,286

Total Materials		19,115,574	19,148,214
	This sector is 0.2% above your Fund’s cost.

Telecommunication Services
	Alternative Carriers - 0.4%
481,165	ORBCOMM, Inc.*	2,709,271	3,247,864
	Wireless Telecommunication Services - 0.9%
66,620	SBA Communications Corp., Class A*	5,944,287	7,659,301

Total Telecommunication Services		8,653,558	10,907,165
	This sector is 26.0% above your Fund’s cost.

Total Common Stocks		695,259,899	817,555,536

		Principal Amount
Short-Term Investments - 3.0%
Commercial Paper - 3.0%
	Autonation, Inc., 0.70%, 07/01/15	$10,369,916	$10,369,902
	Kinder Morgan Energy, 0.65%, 07/01/15	15,000,000	15,000,000

Total Commercial Paper		25,369,916	25,369,902
Repurchase Agreements - 0.0%2,#
	Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $463,800 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 06/01/65, totaling $473,074)	463,798	463,798

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Other Investment Companies - 0.0%3,#
20,571	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	$20,571	$20,571

Total Short-Term Investments		25,854,285	25,854,271

	Cost	Value
Total Investments - 99.7%	$721,114,184	$843,409,807

Other Assets, less Liabilities - 0.3%		2,131,921
Total Net Assets - 100.0%		$845,541,728

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (unaudited) June 30, 2015

Shares		Cost	Value
Common Stocks - 94.7%
Consumer Discretionary
	Apparel Retail - 2.1%
59,660	The TJX Cos., Inc.	$3,575,902	$3,947,702
	Apparel, Accessories & Luxury Goods - 2.0%
55,455	VF Corp.	2,144,113	3,867,432
	Broadcasting - 1.8%
62,635	CBS Corp., Class B	3,901,037	3,476,242
	Cable & Satellite - 2.0%
65,550	Comcast Corp., Class A	3,380,139	3,942,177
	Consumer Electronics - 3.6%
66,140	GoPro, Inc., Class A*,1	3,823,000	3,486,901
29,710	Harman International Industries, Inc.	3,866,620	3,533,707
	Footwear - 3.1%
55,065	NIKE, Inc., Class B	4,484,034	5,948,121
	General Merchandise Stores - 4.1%
49,930	Dollar General Corp.	3,374,441	3,881,558
48,790	Target Corp.	3,915,465	3,982,728
	Home Improvement Retail - 1.9%
32,150	The Home Depot, Inc.	3,703,973	3,572,830
	Homebuilding - 1.9%
133,495	D.R. Horton, Inc.	3,678,054	3,652,423
	Hotels, Resorts & Cruise Lines - 1.5%
104,635	Hilton Worldwide Holdings, Inc.*	2,931,686	2,882,694
	Internet Retail - 3.6%
8,923	Amazon.com, Inc.*	3,472,630	3,873,385
2,628	The Priceline Group, Inc.*	3,068,761	3,025,800
	Movies & Entertainment - 2.0%
34,565	The Walt Disney Co.	3,197,285	3,945,249
	Restaurants - 2.1%
74,200	Starbucks Corp.	2,720,465	3,978,233

Total Consumer Discretionary		55,237,605	60,997,182
	This sector is 10.4% above your Fund’s cost.

Consumer Staples
	Household Products - 2.0%
47,960	Church & Dwight Co., Inc.	3,660,833	3,890,995
	This sector is 6.3% above your Fund’s cost.

Financials
	Insurance Brokers - 3.0%
103,165	Marsh & McLennan Cos., Inc.	3,341,679	5,849,456
	Property & Casualty Insurance - 2.0%
101,692	FNF Group	3,747,515	3,761,587
	Specialized Finance - 2.0%
41,225	CME Group, Inc.	3,873,324	3,836,399

Shares		Cost	Value
	Specialized REITs - 2.2%
45,040	American Tower Corp.	$4,270,695	$4,201,782

Total Financials		15,233,213	17,649,224
	This sector is 15.9% above your Fund’s cost.

Health Care
	Biotechnology - 6.1%
48,725	Celgene Corp.*	1,264,129	5,639,188
52,360	Gilead Sciences, Inc.	5,024,288	6,130,309
	Health Care Equipment - 4.1%
79,015	Abbott Laboratories	3,836,673	3,878,056
225,450	Boston Scientific Corp.*	3,928,353	3,990,465
	Health Care Technology - 2.8%
78,660	Cerner Corp.*	4,569,983	5,432,260
	Life Sciences Tools & Services - 2.0%
30,000	Thermo Fisher Scientific, Inc.	3,964,808	3,892,800
	Pharmaceuticals - 2.2%
123,015	Pfizer, Inc.	4,231,310	4,124,693

Total Health Care		26,819,544	33,087,771
	This sector is 23.4% above your Fund’s cost.

Industrials
	Airlines - 4.3%
103,400	American Airlines Group, Inc.	5,194,344	4,129,279
104,015	Delta Air Lines, Inc.	4,823,920	4,272,936
	Construction & Engineering - 2.0%
132,000	Quanta Services, Inc.*	3,845,086	3,804,240
	Construction Machinery & Heavy Trucks - 2.8%
56,970	Wabtec Corp.	3,891,310	5,368,853

Total Industrials		17,754,660	17,575,308
	This sector is 1.0% below your Fund’s cost.

Information Technology
	Application Software - 1.8%
49,905	Salesforce.com, Inc.*	3,366,596	3,474,885
	Internet Software & Services - 3.4%
77,580	Facebook, Inc., Class A*	5,223,485	6,653,649
	IT Consulting & Other Services - 2.1%
65,355	Cognizant Technology Solutions Corp., Class A*	3,353,304	3,992,537
	Semiconductors - 5.5%
32,510	Avago Technologies, Ltd.	2,683,290	4,321,554
113,740	Maxim Integrated Products, Inc.	3,724,066	3,932,561
28,720	Qorvo, Inc.*	2,173,484	2,305,354

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Systems Software - 2.2%
53,000	Check Point Software Technologies, Ltd.*	$4,237,314	$4,216,150
	Technology Hardware, Storage & Peripherals - 5.9%
90,000	Apple, Inc.	7,387,929	11,288,478

Total Information Technology		32,149,468	40,185,168
	This sector is 25.0% above your Fund’s cost.

Materials
	Construction Materials - 1.4%
32,075	Vulcan Materials Co.	2,675,236	2,692,055
	This sector is 0.6% above your Fund’s cost.

Telecommunication Services
	Wireless Telecommunication Services - 3.2%
52,990	SBA Communications Corp., Class A*	4,685,576	6,092,260
	This sector is 30.0% above your Fund’s cost.
Total Common Stocks		158,216,135	182,169,963

Shares		Principal Amount	Value
Short-Term Investments - 6.5%
Commercial Paper - 6.5%
	Autonation, Inc., 0.70%, 07/01/15	$2,460,000	$2,460,000
	Kinder Morgan Energy, 0.65%, 07/01/15	10,000,000	10,000,000

	Total Commercial Paper	12,460,000	12,460,000
Repurchase Agreements - 0.0%2,#
	Cantor Fitzgerald Securities, Inc.,dated 06/30/15, due 07/01/15, 0.150%, total to be received $87,282 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 06/01/65, totaling $89,028)	87,282	87,282

		Cost
Other Investment Companies - 0.0%3,#
20,658	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	20,658	20,658

Total Short-Term Investments		12,567,940	12,567,940
Total Investments - 101.2%		$170,784,075	194,737,903

Other Assets, less Liabilities - (1.2)%			(2,273,687)
Total Net Assets - 100.0%			$192,464,216

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Brandywine Fund	$721,330,109	$130,524,842	$(8,445,144)	$122,079,698
AMG Managers Brandywine Blue Fund	170,792,863	27,250,095	(3,305,055)	23,945,040

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Brandywine Fund	$440,114	0.1%
AMG Managers Brandywine Blue Fund	84,352	0.0	%#

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
#	Rounds to less than 0.1%.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of June 30, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Fund
Investments in Securities
Common Stocks†	$817,555,536	—	—	$817,555,536
Short-Term Investments
Commercial Paper	—	$25,369,902	—	25,369,902
Repurchase Agreements	—	463,798	—	463,798
Other Investment Companies	20,571	—	—	20,571

Total Investments in Securities	$817,576,107	$25,833,700	—	$843,409,807

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Blue Fund
Investments in Securities
Common Stocks†	$182,169,963	—	—	$182,169,963
Short-Term Investments
Commercial Paper	—	$12,460,000	—	12,460,000
Repurchase Agreements	—	87,282	—	87,282
Other Investment Companies	20,658	—	—	20,658

Total Investments in Securities	$182,190,621	$12,547,282	—	$194,737,903

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

REIT: Real Estate Investment Trust.

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2015

Shares		Cost	Value
Common Stocks - 94.5%
Consumer Discretionary
	Apparel Retail - 2.3%
215,200	American Eagle Outfitters, Inc.	$2,979,043	$3,705,744
	Consumer Electronics - 3.6%
55,410	GoPro, Inc., Class A*	3,203,493	2,921,215
24,545	Harman International Industries, Inc.	3,186,450	2,919,383
	Footwear - 2.3%
32,880	Skechers U.S.A., Inc., Class A*	1,704,134	3,609,895
	General Merchandise Stores - 1.3%
47,300	Big Lots, Inc.	2,130,371	2,128,027
	Home Furnishing Retail - 2.7%
45,000	Restoration Hardware Holdings, Inc.*	4,089,618	4,393,350
	Homebuilding - 1.7%
102,125	D.R. Horton, Inc.	2,813,748	2,794,140
	Hotels, Resorts & Cruise Lines - 2.5%
128,500	Diamond Resorts International, Inc.*	4,245,179	4,054,175
	Household Appliances - 2.5%
41,600	Helen of Troy, Ltd.*	3,174,343	4,055,584
	Movies & Entertainment - 5.2%
105,000	IMAX Corp.*	3,943,675	4,228,350
199,000	Regal Entertainment Group, Class A	4,216,177	4,161,090
	Restaurants - 1.7%
30,000	Jack in the Box, Inc.	2,638,680	2,644,800

Total Consumer Discretionary		38,324,911	41,615,753
	This sector is 8.6% above your Fund’s cost.

Consumer Staples
	Agricultural Products - 1.6%
171,130	Darling Ingredients, Inc.*	2,688,314	2,508,766
	Household Products - 2.3%
45,810	Church & Dwight Co., Inc.	3,499,882	3,716,565
	Packaged Foods & Meats - 1.7%
42,000	The Hain Celestial Group, Inc.*	2,660,797	2,766,120

Total Consumer Staples		8,848,993	8,991,451
	This sector is 1.6% above your Fund’s cost.

Financials
	Hotel & Resort REITs - 2.7%
101,000	Pebblebrook Hotel Trust	3,812,846	4,330,880
	Multi-Line Insurance - 2.5%
51,800	HCC Insurance Holdings, Inc.	2,795,616	3,980,312
	Property & Casualty Insurance - 3.0%
68,700	Assured Guaranty, Ltd.	1,856,308	1,648,113
88,710	FNF Group	3,225,076	3,281,383

Total Financials		11,689,846	13,240,688

Shares		Cost	Value
	This sector is 13.3% above your Fund’s cost.

Health Care
	Health Care Equipment - 0.9%
31,800	NuVasive, Inc.*	$1,590,584	$1,506,684
	Health Care Facilities - 4.6%
48,000	Acadia Healthcare Co., Inc.*	3,289,160	3,759,840
65,500	VCA, Inc.*	3,307,930	3,563,528
	Health Care Services - 1.2%
42,700	Diplomat Pharmacy, Inc.*	1,655,990	1,910,825
	Health Care Technology - 1.8%
41,100	Cerner Corp.*	2,411,278	2,838,366
	Life Sciences Tools & Services - 2.0%
25,000	Thermo Fisher Scientific, Inc.	3,323,813	3,244,000

Total Health Care		15,578,755	16,823,243
	This sector is 8.0% above your Fund’s cost.

Industrials
	Aerospace & Defense - 2.8%
82,740	Spirit AeroSystems Holdings, Inc., Class A*	3,175,590	4,559,801
	Air Freight & Logistics - 2.7%
95,800	XPO Logistics, Inc.*	3,884,492	4,328,244
	Construction & Engineering - 2.0%
113,000	Quanta Services, Inc.*	3,307,852	3,256,660
	Construction Machinery & Heavy Trucks - 2.5%
42,230	Wabtec Corp.	1,234,559	3,979,755
	Diversified Support Services - 2.0%
85,700	KAR Auction Services, Inc.	2,621,421	3,205,180
	Environmental & Facilities Services - 2.3%
79,000	Waste Connections, Inc.	3,796,835	3,722,480
	Research & Consulting Services - 0.8%
23,175	The Advisory Board Co.*	1,197,956	1,266,977

Total Industrials		19,218,705	24,319,097
	This sector is 26.5% above your Fund’s cost.

Information Technology
	Application Software - 3.4%
71,000	Guidewire Software, Inc.*	3,703,959	3,758,030
36,000	Synchronoss Technologies, Inc.*	1,595,365	1,646,280
	Communications Equipment - 5.1%
135,000	Ciena Corp.*	3,232,671	3,196,800
242,000	Infinera Corp.*	4,653,601	5,077,160
	Data Processing & Outsourced Services - 1.9%
99,895	Black Knight Financial Services, Inc., Class A*	2,631,732	3,083,759

1

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	IT Consulting & Other Services - 1.0%
30,000	Luxoft Holding, Inc.*	$1,609,323	$1,696,500
	Semiconductors - 11.5%
323,095	Atmel Corp.	3,291,022	3,184,101
33,815	Avago Technologies, Ltd.	2,973,996	4,495,228
95,000	Maxim Integrated Products, Inc.	3,088,720	3,284,625
87,800	Microsemi Corp.*	2,457,650	3,068,610
56,017	Qorvo, Inc.*	2,131,876	4,496,485
	Systems Software - 1.9%
37,600	Check Point Software Technologies, Ltd.*	3,019,210	2,991,080

Total Information Technology		34,389,125	39,978,658
	This sector is 16.3% above your Fund’s cost.

Materials
	Construction Materials - 2.1%
40,000	Vulcan Materials Co.	3,368,319	3,357,200
	This sector is 0.3% below your Fund’s cost.

Telecommunication Services
	Wireless Telecommunication Services - 2.4%
33,425	SBA Communications Corp., Class A*	2,955,589	3,842,872
	This sector is 30.0% above your Fund’s cost.

Total Common Stocks		134,374,243	152,168,962

Shares		Principal Amount	Value
Short-Term Investments - 8.9%
Commercial Paper - 8.9%
	Autonation, Inc., 0.70%, 07/01/15	$14,309,916	$14,309,902

		Cost
Other Investment Companies - 0.0%1,#
21,262	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	21,262	21,262

Total Short-Term Investments		14,331,178	14,331,164
Total Investments - 103.4%		$148,705,421	166,500,126

Other Assets, less Liabilities - (3.4)%			(5,439,737)
Total Net Assets - 100.0%			$161,060,389

2

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $148,705,421 for federal income tax purposes at June 30, 2015, the aggregate gross unrealized appreciation and depreciation were $19,471,150 and $1,676,445, respectively, resulting in net unrealized appreciation of investments of $17,794,705.

*	Non-income producing security.
#	Rounds to less than 0.1%
[1]	Yield shown represents the June 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

3

Notes to Schedule of Portfolio Investments

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of June 30, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$152,168,962	—	—	$152,168,962
Short-Term Investments
Commercial Paper	—	$14,309,902	—	14,309,902
Other Investment Companies	21,262	—	—	21,262

Total Investments in Securities	$152,190,224	$14,309,902	—	$166,500,126

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2015, the Fund had no transfers between levels from the beginning of the reporting period.

4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey Cerutti, Principal Executive Officer

Date:	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey Cerutti, Principal Executive Officer

Date:	July 24, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	July 24, 2015